C. Christopher Sprague
Vice President, Corporate Counsel

The Prudential Insurance Company of America
751 Broad Street, Newark NJ 07102-3777
Tel 973-802-6997  Fax 973-802-2987
December 6, 2010

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Post-effective amendments to certain Form N-4 registration statements

Dear Ms. Samuel:

Along with this letter, we are filing post-effective amendments under Rule 485(a) of the Securities Act of 1933 to the following Form N-4 registration statements of Pruco Life Insurance Company (“Pruco Life”) and Pruco Life Insurance Company of New Jersey (“PLNJ”):

•	Pruco Life’s and PLNJ’s Prudential Premier Retirement Variable Annuities (file nos. 333-162673 and 333-162678); and
•	Pruco Life’s and PLNJ’s Prudential Premier Advisor Variable Annuities (file nos. 333-162680 and 333-162676)

As previously discussed, these post-effective amendments concern the addition of the Highest Daily Lifetime Income benefits, which will be reflected in the form of prospectus supplements.  The prospectus supplements included in today’s filings are identical to the prospectus supplements filed as correspondence in October.  Thus, today’s filings set forth the information that was redacted from the non-correspondence Rule 485(a) filings we made on October 26, 2010.

As we have discussed, once we have received and resolved any Staff comments on these supplements, we plan to make final Rule 485(a) filings on or about December 16, 2010 and seek effectiveness of those filings on December 27, 2010 - - the day on which the original 485(a) filings would have gone effective automatically. We will furnish acceleration requests in that regard shortly prior to December 27th.

We represent and acknowledge that:

•	the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filings; and
•
staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filings; and

•	the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to these filings.  If you have any questions concerning these filings, please call me at (973) 802-6997.

Sincerely,

                                                                                                /s/C. Christopher Sprague
C. Christopher Sprague
                                                                                                Vice President and Corporate Counsel